Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity [Text Block]
Note 14 – Stockholders' Equity
Cash dividends declared per common share were $1.20, $1.68, and $2.45 for 2017, 2016, and 2015, respectively. On February 21, 2018, our board of directors approved a regular quarterly dividend of $0.34 per share payable on March 26, 2018.
In January 2017, we issued 65 million shares of common stock in a public offering at a price of $29.00 per share. In February 2017, we issued 9.75 million shares of common stock pursuant to the full exercise of the underwriter’s option to purchase additional shares. The net proceeds of approximately $2.1 billion were used to purchase newly issued common units in WPZ as part of our Financial Repositioning. (See Note 1 – General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies.)
AOCI
The following table presents the changes in AOCI by component, net of income taxes:

	Cash Flow Hedges	Foreign Currency Translation	Pension and Other Post Retirement Benefits	Total
	(Millions)
Balance at December 31, 2016	$—	$(2)	$(337)	$(339)
Other comprehensive income (loss) before reclassifications	(6)	1	44	39
Amounts reclassified from accumulated other comprehensive income (loss)	4	—	58	62
Other comprehensive income (loss)	(2)	1	102	101
Balance at December 31, 2017	$(2)	$(1)	$(235)	$(238)

Reclassifications out of AOCI are presented in the following table by component for the year ended December 31, 2017:

Component	Reclassifications	Classification
	(Millions)
Cash flow hedges:
Energy commodity contracts	$7	Product sales and Product costs
Pension and other postretirement benefits:
Amortization of prior service cost (credit) included in net periodic benefit cost (credit)	(5)	Note 9 – Employee Benefit Plans
Amortization of actuarial (gain) loss and net actuarial loss from settlements included in net periodic benefit cost (credit)	98	Note 9 – Employee Benefit Plans
Total before tax	100
Income tax benefit	(36)	Provision (benefit) for income taxes
Net of income tax	64
Noncontrolling interest	(2)	Net income (loss) attributable to noncontrolling interests
Reclassifications during the period	$62